Interim Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Amortized cost	$ 880,584	$ 789,619
Net of allowance for expected credit losses	563	353
Equity securities fair value cost	23,426	24,056
Other investments fair value cost	12,117	11,302
Net of allowance for credit losses	12,904	11,302
Reinsurance recoverables net of allowance for credit losses	$ 4,054	$ 4,034
Common shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Common shares, shares authorized (in Shares)	750,000,000	750,000,000
Common shares, shares issued (in Shares)	45,207,474	44,500,879
Common shares, shares outstanding (in Shares)	45,207,474	44,500,879
Treasury shares (in Shares)	284,044	3,800